Fair Value Mesurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Total		$ 708
HOLISTO LTD. [Member]
Financial assets:
Total			$ 46,334
Level 3 [Member]
Financial liabilities:
SAFE		325
Warrant liability		383
Financial assets:
Reduced principal payment derivative	$ 5	$ 16
Level 3 [Member] | HOLISTO LTD. [Member]
Financial liabilities:
SAFE			27,207
Warrant liability			19,346
Financial assets:
FCA			(203)
Reduced principal payment derivative			$ (16)